Summary of accounting policies (Tables)	6 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of the impact of correction of each of these errors on prior amounts
The following tables present the impact of correction of each of these errors on prior amounts as previously reported in specific line items in the consolidated statement of cash flows and the restated amounts for the six months ended September 30, 2022 and September 30, 2023.

Six months ended September 30, 2023 Millions of yen
As Previously Reported		Adjustment	As Restated
Line item	Amount		Line item	Amount
[Line item not previously reported]	—	(224)	Provision for credit losses	(224)
Time deposits	(9,293)	9,293	[Line item removed]	—
Trading assets and private equity and debt investments	(609,071)	4,653	Trading assets and private equity and debt investments	(604,418)
Other secured borrowings	(43,730)	43,730	[Line item removed]	—
Loans and receivables, net of allowance for credit losses	(383,335)	228,577	Margin loans and receivables	(154,758)
Other, net	(95,506)	55,912	Other, net	(39,594)

Net cash used in operating activities	(147,809)	341,941	Net cash provided by (used in) operating activities	194,132

[Line item not previously reported]	—	(244,577)	Payments for placements of time deposits	(244,577)
[Line item not previously reported]	—	234,987	Proceeds from redemption or maturity of time deposits	234,987
Payments for purchases of investments in equity securities	(13)	13	[Line item removed]	—
Proceeds from sales of investments in equity securities	9,901	(9,901)	[Line item removed]	—
[Line item not previously reported]	—	(8,105)	Payments for purchases of equity investments	(8,105)
[Line item not previously reported]	—	24,156	Proceeds from sales of equity investments	24,156
Increase in loans receivable at banks, net	(38,020)	1,199	Net cash outflows from loans receivable at banks	(36,821)
[Line item not previously reported]	—	(1,971,685)	Payments for purchases or origination of other non-trading loans	(1,971,685)
[Line item not previously reported]	—	1,724,607	Proceeds from sales or repayments of other non-trading loans	1,724,607
Decrease in non-trading debt securities, net	2,376	(2,376)	[Line item removed]	—
[Line item not previously reported]	—	(61,663)	Payments for purchases of non-trading debt securities	(61,663)
[Line item not previously reported]	—	60,163	Proceeds from sales or maturity of non-trading debt securities	60,163
Business combinations or disposals, net	(446)	—	Acquisitions, net of cash acquired	(446)
			Divestures, net of cash disposed of	—
Increase in investments in affiliated companies, net	(26,947)	26,947	[Line item removed]	—
[Line item not previously reported]	—	(27,517)	Payments for purchases of investments in affiliated companies	(27,517)
[Line item not previously reported]	—	820	Proceeds from sales of investments in affiliated companies	820
Other, net	2,400	(18,730)	Other, net	(16,330)

Net cash used in investing activities	(61,216)	(271,662)	Net cash used in investing activities	(332,878)

Increase in long-term borrowings	1,493,493	135,174	Proceeds from issuances of long-term borrowings	1,628,667
Decrease in long-term borrowings	(993,655)	(146,473)	Payments for repurchases or maturity of long-term borrowings	(1,140,128)
Increase (decrease) in short-term borrowings, net	(11,883)	11,883	[Line item removed]	—
[Line item not previously reported]	—	842,108	Proceeds from issuances of short-term borrowings	842,108
[Line item not previously reported]	—	(818,367)	Payments for repurchases or maturity of short-term borrowings	(818,367)
[Line item not previously reported]	—	(88,631)	Net cash inflows (outflows) from interbank money market borrowing s	(88,631)
[Line item not previously reported]	—	6,269	Net cash inflows (outflows) from other secured borrowings	6,269
Increase (decrease) in deposits received at banks, net	(145,856)	427	Net cash inflows (outflows) from deposits received at banks	(145,429)
[Line item not previously reported]	—	(12,669)	Payments for withholding taxes on stock-based compensation	(12,669)

Net cash provided by financing activities	293,768	(70,279)	Net cash provided by financing activities	223,489

Six months ended September 30, 2022 Millions of yen
As Previously Reported		Adjustment	As Restated
Line item	Amount		Line item	Amount
[Line item not previously reported]	—	(647)	Provision for credit losses	(647)
Time deposits	(8,439)	8,439	[Line item removed]	—
Trading assets and private equity and debt investments	(1,293,513)	(4,231)	Trading assets and private equity and debt investments	(1,297,744)
Other secured borrowings	(70,778)	70,778	[Line item removed]	—
Loans and receivables, net of allowance for credit losses	(275,360)	112,374	Margin loans and receivables	(162,986)
Other, net	(84,920)	(138,781)	Other, net	(223,701)

Net cash used in operating activities	(659,896)	47,932	Net cash provided by (used in) operating activities	(611,964)

[Line item not previously reported]	—	(99,908)	Payments for placements of time deposits	(99,908)
[Line item not previously reported]	—	94,492	Proceeds from redemption or maturity of time deposits	94,492
Proceeds from sales of investments in equity securities	816	(816)	[Line item removed]	—
[Line item not previously reported]	—	(1,756)	Payments for purchases of equity investments	(1,756)
[Line item not previously reported]	—	7,443	Proceeds from sales of equity investments	7,443
Increase in loans receivable at banks, net	(33,031)	1,342	Net cash outflows from loans receivable at banks	(31,689)
[Line item not previously reported]	—	(2,721,023)	Payments for purchases or origination of other non-trading loans	(2,721,023)
[Line item not previously reported]	—	2,581,870	Proceeds from sales or repayments of other non-trading loans	2,581,870
[Line item not previously reported]	—	(961)	Net cash outflows from interbank money market loans	(961)
Decrease in non-trading debt securities, net	57,442	—	Payments for purchases of non-trading debt securities	(28,261)
			Proceeds from sales or maturity of non-trading debt securities	85,703
Increase in investments in affiliated companies, net	(2,822)	—	Payments for purchases of investments in affiliated companies	(3,000)
			Proceeds from sales of investments in affiliated companies	178
Other, net	480	(24,817)	Other, net	(24,337)

Net cash used in investing activities	(7,760)	(164,134)	Net cash used in investing activities	(171,894)

Increase in long-term borrowings	991,025	105,958	Proceeds from issuances of long-term borrowings	1,096,983
Decrease in long-term borrowings	(525,048)	(18,392)	Payments for repurchases or maturity of long-term borrowings	(543,440)
Increase (decrease) in short-term borrowings, net	121,210	(121,210)	[Line item removed]	—
[Line item not previously reported]	—	1,340,872	Proceeds from issuances of short-term borrowings	1,340,872
[Line item not previously reported]	—	(1,112,505)	Payments for repurchases or maturity of short-term borrowings	(1,112,505)
[Line item not previously reported]	—	2,309	Net cash inflows (outflows) from interbank money market borrowing s	2,309
[Line item not previously reported]	—	(70,777)	Net cash inflows (outflows) from other secured borrowings	(70,777)
Increase (decrease) in deposits received at banks, net	232,810	(9,386)	Net cash inflows (outflows) from deposits received at banks	223,424
[Line item not previously reported]	—	(9,060)	Payments for withholding taxes on stock-based compensation	(9,060)
Contributions from noncontrolling interests	3,334	29,565	Contributions from noncontrolling interests	32,899
Distributions to noncontrolling interests	(2,440)	(21,172)	Distributions to noncontrolling interests	(23,612)

Net cash provided by financing activities	755,431	116,202	Net cash provided by financing activities	871,633